UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Strategic Municipal
Bond Fund, Inc.

SEMIANNUAL REPORT May 31, 2014

Dreyfus Strategic Municipal Bond Fund, Inc.

Protecting Your Privacy

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.

  Information about your transactions with us, such as the purchase or sale of Fund shares.

  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE UNLESS NECESSARY TO PROCESS A TRANSACTION, SERVICE AN ACCOUNT, OR AS OTHERWISE PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Cash Flows
25	Statement of Changes in Net Assets
26	Financial Highlights
28	Notes to Financial Statements
41	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipal Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipal Bond Fund, Inc., covering the six-month period from December 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally stabilized over the past six months in the wake of previously heightened volatility, enabling them to post solidly positive total returns, on average, for the reporting period. Investors generally took the Federal Reserve Board’s gradual shift to a more moderately accommodative monetary policy in stride, investor demand rebounded while the supply of newly issued securities ebbed, and most states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2013, through May 31, 2014, as provided by Daniel Barton and Steven Harvey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, Dreyfus Strategic Municipal Bond Fund achieved a total return of 11.92% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.285 per share, which reflects an annualized distribution rate of 6.98%.2

The municipal bond market generally rallied over the reporting period when long-term interest rates moderated, investor demand rebounded, the supply of newly issued securities declined, and credit conditions improved.The fund’s results benefited from its focus on lower rated and longer maturity securities, which generally outperformed their higher quality and shorter term counterparts.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent believed by Dreyfus to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus.

The fund also has issued auction-rate preferred stock (ARPS), a percentage of which remains outstanding from its initial public offering, and has invested the proceeds in a manner consistent with its investment objective. This, along with the fund’s participation in secondary inverse floater structures, has the effect of “leveraging” the portfolio, which can magnify gain and loss potential depending on market conditions.

Over time, many of the fund’s older, higher yielding bonds have matured or were redeemed by their issuers.We have attempted to replace those bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings.When such opportunities arise, we usually look to sell bonds that are close to their optional redemption date or maturity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Most Municipal Bonds Rebounded from Earlier Weakness

In the months before the start of the reporting period, municipal bonds had endured market declines stemming from the Federal Reserve Board’s (the “Fed”) plans to back away from its quantitative easing program.The Fed’s announcement sparked a flight of capital from the municipal bond market and sent long-term bond prices lower and yields higher. Selling pressure was particularly severe among lower rated and longer term securities.

However, the reporting period witnessed a market recovery amid weaker-than-expected economic data due to unusually harsh winter weather. Municipal bond prices also were supported by favorable supply-and-demand dynamics when investor demand recovered and less refinancing activity produced a reduced supply of newly issued securities.

The economic rebound resulted in better underlying credit conditions for most issuers as tax revenues increased, enabling many states to achieve budget surpluses and replenish reserves. However, credit concerns lingered with regard to two issuers:The City of Detroit had filed for bankruptcy protection, and municipal bonds issued by Puerto Rico lost value after media reports detailed the U.S. territory’s fiscal challenges.

Lower Quality Bonds Boosted Relative Performance

The fund proved well positioned for the 2014 market rally through its emphasis on lower rated securities that, in our judgment, were punished more severely than warranted by their underlying fundamentals.The fund achieved especially robust results from municipal bonds with credit ratings of BBB and lower.The fund’s overweighted exposure to revenue bonds also added value, particularly those backed by industrial development projects and the states’ settlement of litigation with U.S. tobacco companies, which gained value as investors resumed their reach for higher yields. The fund’s focus on longer maturities proved effective when long-term interest rates moderated and yield differences narrowed along the market’s maturity range.

On the other hand, the benefits of the fund’s constructive investment posture were partly offset by weakness among its holdings of Puerto Rico securities, which were hurt by publicity surrounding the U.S. territory’s economic challenges and unsustainable pension liabilities.

The fund’s leveraging strategy worked well in the rising market environment. During the period, the fund redeemed a percentage of auction-rate securities outstanding and utilized tender option bonds to provide leverage accordingly.

Maintaining an Emphasis on Income

We already have seen evidence of a stronger U.S. economic recovery in warmer spring weather, including a strengthening labor market and improved investor confidence. In addition, we believe that recently positive market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is tapering its quantitative easing program. In light of these positive developments, we have maintained the fund’s focus on securities with strong income characteristics, including those with lower credit ratings and longer maturities.

June 16, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation (the “Manager”
or “Dreyfus”) pursuant to an undertaking in effect through November 30, 2014, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund 5

STATEMENT OF INVESTMENTS

May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—144.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.2%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	2,000,000		2,009,980
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/19	2,150,000		2,160,578
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		1,000,010
Alaska—2.2%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	2,500,000		2,059,325
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	9,465,000		7,156,013
Arizona—6.1%
Barclays Capital Municipal Trust
Receipts (Series 21 W)
Recourse (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System Revenue)	5.00	1/1/38	13,198,367	[a,b]	14,544,833
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,770,560
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	6,000,000		6,111,900
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,000,000		1,113,970
California—17.1%
Barclays Capital Municipal Trust
Receipts (Series 80 W)
Recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	[a,b]	5,937,796

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		9,246,510
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,723,760
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,129,100
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		6,052,300
California Statewide Communities
Development Authority,
Revenue (Front Porch
Communities and
Services Project)	5.13	4/1/37	4,975,000	[b]	5,051,317
JPMorgan Chase Putters/Drivers
Trust (Series 4361)
Non-recourse (Los Angeles
Department of Water and Power,
Water System Revenue)	5.00	7/1/20	5,000,000	[a,b]	5,540,800
JPMorgan Chase Putters/Drivers
Trust (Series 4414)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/21	6,000,000	[a,b]	6,563,700
JPMorgan Chase Putters/Drivers
Trust (Series 4421)
Non-recourse (The Regents of
the University of California,
General Revenue)	5.00	5/15/21	6,250,000	[a,b]	7,039,750
Los Angeles Department of
Water and Power, Power
System Revenue	5.00	7/1/34	2,885,000		3,216,025
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000		4,621,360
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,738,830

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts
Numbers 2,3 and 4)	5.13	8/1/38	5,000,000		5,641,350
Tuolumne Wind Project
Authority, Revenue (Tuolumne
Company Project)	5.88	1/1/29	2,000,000		2,397,660
Colorado—1.3%
JPMorgan Chase Putters/Drivers
Trust (Series 4386)
Non-recourse (Board of
Governors of the Colorado
State University, System
Enterprise Revenue)	5.00	3/1/20	4,950,000	[a,b]	5,451,831
Connecticut—1.2%
Connecticut Resources
Recovery Authority,
Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000		4,992,826
District of Columbia—4.0%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) Recourse
(District of Columbia, Income
Tax Secured Revenue)	5.00	12/1/35	14,828,227	[a,b]	16,807,291
Florida—5.3%
Davie,
Educational Facilities Revenue
(Nova Southeastern
University Project)	6.00	4/1/42	2,000,000		2,276,780
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000		6,095,900
Palm Beach County Health
Facilities Authority,
Retirement Community Revenue
(Adult Communities Total
Services, Inc. Retirement—
Life Communities, Inc.
Obligated Group)	5.50	11/15/33	6,825,000		7,262,687

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000		3,781,785
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000		2,757,650
Georgia—3.9%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000		5,904,213
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000		1,096,800
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000		2,513,850
RIB Floater Trust (Barclays Bank
PLC) (Series 20 U) Recourse
(Private Colleges and
Universities Authority,
Revenue (Emory University))	5.00	10/1/43	6,000,000	[a,b]	6,744,300
Hawaii—1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai’i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000		2,761,450
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and
Subsidiary Projects)	6.50	7/1/39	2,000,000		2,242,620
Idaho—.0%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	125,000		125,236
Illinois—3.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	3,000,000		3,382,320

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Chicago,
GO	5.00	1/1/24	2,000,000		2,190,620
Chicago,
GO (Project and
Refunding Series)	5.00	1/1/36	2,500,000		2,581,600
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,020,000		1,115,747
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	3,600,000		4,221,756
Iowa—1.7%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	5,125,000		5,359,008
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,836,720
Kentucky—.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary’s HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	1,000,000	[c]	1,193,550
Louisiana—1.2%
Lakeshore Villages Master
Community Development
District, Special
Assessment Revenue	5.25	7/1/17	1,987,000	[d]	735,587
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,508,200
Maine—.6%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical
Center Issue)	7.50	7/1/32	2,000,000		2,327,540

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland—1.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4422)
Non-recourse (Mayor and City
Council of Baltimore, Project
Revenue (Water Projects))	5.00	7/1/21	4,000,000	[a,b]	4,491,880
Massachusetts—13.7%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
Recourse (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000	[a,b]	11,431,854
JPMorgan Chase Putters/Drivers
Trust (Series 3840)
Non-recourse (Massachusetts
Development Finance
Agency, Revenue (Harvard
University Issue))	5.25	2/1/34	10,000,000	[a,b]	11,688,100
JPMorgan Chase Putters/Drivers
Trust (Series 3898)
Non-recourse (Massachusetts,
Consolidated Loan)	5.00	4/1/19	6,400,000	[a,b]	7,524,928
JPMorgan Chase Putters/Drivers
Trust (Series 4395)
Non-recourse (University of
Massachusetts Building
Authority, Project and
Refunding Revenue)	5.00	5/1/21	7,406,665	[a,b]	8,224,359
Massachusetts Development
Finance Agency, Revenue
(Tufts Medical Center Issue)	7.25	1/1/32	2,500,000		3,043,800
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	2,500,000		2,718,500
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000		5,866,800
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	4,575,000		5,074,819

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	1,965,000		1,989,523
Michigan—5.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000		3,846,010
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,780,000		3,747,681
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,290,000		3,257,297
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		2,082,840
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,695,000		2,694,973
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.00	9/1/18	5,000,000	[c]	6,468,350
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	2,450,000		2,476,289
New Jersey—2.6%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000		5,574,550
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,285,990
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,600,000		1,430,112

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	1,000,000		790,110
New Mexico—1.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,530,600
New York—17.4%
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds,
151st Series)	6.00	9/15/28	10,000,000	[a,b]	11,471,800
Barclays Capital Municipal Trust
Receipts (Series 7 B)
Recourse (New York City
Transitional Finance Authority,
Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	[a,b]	5,974,350
Barclays Capital Municipal Trust
Receipts (Series 11 B)
Recourse (New York City
Transitional Finance
Authority, Future Tax
Secured Revenue)	5.00	5/1/30	4,488,203	[a,b]	5,120,934
JPMorgan Chase Putters/Drivers
Trust (Series 3857)
Non-recourse (New York City
Transitional Finance
Authority, Future
Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	[a,b]	5,944,350
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000		3,527,010
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	9,425,000		11,268,342
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,511,857

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000		5,518,400
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	2,000,000		2,033,980
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	4,710,000		5,287,634
RIB Floater Trust (Barclays Bank
PLC) (Series 16 U) Recourse
(New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	12,600,000	[a,b]	13,734,126
North Carolina—2.6%
Barclays Capital Municipal Trust
Receipts (Series 31 W)
Recourse (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health System))	5.00	6/1/42	10,000,000	[a,b]	10,735,800
Ohio—3.7%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000		3,289,800
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,762,926
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	[b]	2,295,874

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial
Health System Obligated
Group Project)	6.00	12/1/42	2,000,000		2,019,860
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	3,000,000		3,015,240
Oregon—.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000		1,637,625
Pennsylvania—2.1%
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger
Health System))	5.13	6/1/35	3,000,000	[a,b]	3,264,510
Philadelphia,
GO	6.50	8/1/41	4,700,000		5,457,640
Rhode Island—1.4%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured
Guaranty Corp.)	7.00	5/15/39	5,000,000		5,772,950
South Carolina—2.7%
JPMorgan Chase Putters/Drivers
Trust (Series 4379)
Non-recourse (South Carolina
Public Service Authority,
Revenue Obligations
(Santee Cooper))	5.13	6/1/37	10,200,000	[a,b]	11,268,552

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—2.3%
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
Non-recourse (Metropolitan
Government of Nashville and
Davidson County, Water and
Sewer Revenue)	5.00	7/1/21	3,000,000	[a,b]	3,373,650
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000		2,946,600
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000		3,455,370
Texas—21.6%
Barclays Capital Municipal Trust
Receipts (Series 28 W)
Recourse (Leander Independent
School District, Unlimited
Tax School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	9,997,299	[a,b]	11,331,599
Barclays Capital Municipal Trust
Receipts (Series 39 W)
Recourse (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	13,160,000	[a,b]	14,841,716
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	3,000,000		3,000,000
Gulf Coast Industrial Development
Authority, SWDR (CITGO
Petroleum Corporation Project)	4.88	5/1/25	1,000,000		1,023,110

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Harris County Health
Facilities Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	[c]	9,278,712
Houston,
Airport System Special
Facilities Revenue (United
Airlines, Inc. Terminal E Project)	4.75	7/1/24	2,000,000		2,036,200
Houston
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Corp.)	6.00	11/15/36	5,000,000		5,898,250
JPMorgan Chase Putters/Drivers
Trust (Series 4356)
Non-recourse (San Antonio,
Electric and Gas Systems
Junior Lien Revenue)	5.00	2/1/21	12,450,000	[a,b]	13,722,888
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/28	1,000,000		1,070,860
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and Power
Company Project) (Insured; AMBAC)	5.13	11/1/28	4,295,000		4,948,012
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	14,705,000		16,579,299
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000		7,359,023
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	13.41	7/2/24	350,000	[e]	371,994

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Vermont—.9%
Burlington,
Airport Revenue	3.50	7/1/18	3,710,000		3,731,704
Virginia—2.9%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System,
Inc.) (Insured; Assured
Guaranty Municipal Corp.)	11.30	8/23/27	6,850,000	[e]	8,532,634
Washington County Industrial
Development Authority, HR
(Mountain States
Health Alliance)	7.75	7/1/38	3,000,000		3,506,670
Washington—4.0%
Barclays Capital Municipal Trust
Receipts (Series 27 B)
Recourse (King County,
Sewer Revenue)	5.00	1/1/29	8,577,246	[a,b]	9,740,651
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA) (Prerefunded)	6.25	8/1/18	5,975,000	[c]	7,239,967
West Virginia—1.9%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	7,920,000		8,108,971

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—6.0%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	3,660,000	2,712,536
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000	1,129,455
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/37	1,500,000	1,215,210
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,500,000	4,159,705
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000	1,217,659
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	2,390,000	1,906,073
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,895,000	1,232,432
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,900,000	1,137,891
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,027,125
Puerto Rico Sales Tax
Financing Corporation,
Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000	8,699,200
Total Long-Term Municipal Investments
(cost $556,053,831)				609,783,385

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)
(cost $500,000)	0.03	6/2/14	500,000 [f]	500,000

Total Investments (cost $556,553,831)			145.0%	610,283,385
Liabilities, Less Cash and Receivables			(22.9%)	(96,510,425)
Preferred Stock, at redemption value			(22.1%)	(93,000,000)
Net Assets Applicable to
Common Shareholders			100.0%	420,772,960

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities were valued at $239,863,539 or 57.0% of net assets applicable to Common Shareholders.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Non-income producing—security in default.
e Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at
May 31, 2014.
f Variable rate demand note—rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	23.5	Industrial	3.1
Education	22.7	Pollution Control	2.9
Special Tax	18.9	City	2.5
Health Care	17.1	Housing	1.8
Utility-Electric	16.1	County	.6
Utility-Water and Sewer	13.6	Asset-Backed	.5
State/Territory	5.2	Other	8.5
Prerefunded	4.2
Resource Recovery	3.8		145.0

†	Based on net assets applicable to Common Shareholders.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	556,553,831	610,283,385
Interest receivable		9,635,358
Receivable for investment securities sold		2,060,917
Prepaid expenses		31,214
		622,010,874
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		283,532
Cash overdraft due to Custodian		2,194,883
Payable for floating rate notes issued—Note 3		103,468,507
Payable for investment securities purchased		1,976,280
Interest and expense payable related to
floating rate notes issued—Note 3		182,855
Commissions payable—Note 1		17,710
Dividends payable to Preferred Shareholders		1,446
Accrued expenses		112,701
		108,237,914
Auction Preferred Stock, Series A, B and C, par value
$.001 per share (3,720 shares issued and outstanding
at $25,000 per share liquidation value)—Note 1		93,000,000
Net Assets applicable to Common Shareholders ($)		420,772,960
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(49,082,366 shares issued and outstanding)		49,082
Paid-in capital		418,710,223
Accumulated undistributed investment income—net		4,020,041
Accumulated net realized gain (loss) on investments		(55,735,940)
Accumulated net unrealized appreciation
(depreciation) on investments		53,729,554
Net Assets applicable to Common Shareholders ($)		420,772,960
Shares Outstanding
(110 million shares authorized)		49,082,366
Net Asset Value, per share of Common Stock ($)		8.57
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	15,386,769
Expenses:
Investment advisory fee—Note 2(a)	1,242,006
Administration fee—Note 2(a)	621,003
Interest and expense related to floating rate notes issued—Note 3	291,138
Commission fees—Note 1	84,577
Professional fees	81,074
Shareholders’ reports	41,832
Registration fees	21,923
Directors’ fees and expenses—Note 2(c)	11,935
Shareholder servicing costs	2,359
Custodian fees—Note 2(b)	1,385
Miscellaneous	47,568
Total Expenses	2,446,800
Less—reduction in expenses due to undertaking—Note 2(a)	(248,401)
Net Expenses	2,198,399
Investment Income—Net	13,188,370
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(426,422)
Net unrealized appreciation (depreciation) on investments	32,359,856
Net Realized and Unrealized Gain (Loss) on Investments	31,933,434
Dividends to Preferred Shareholders	(52,641)
Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Operations	45,069,163

See notes to financial statements.

The Fund 23

STATEMENT OF CASH FLOWS

Six Months Ended May 31, 2014 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	16,060,864
Operating expenses paid	(1,950,548)
Dividends paid to Preferred Shareholders	(52,368)
Purchases of portfolio securities	(6,903,861)
Net sales of short-term portfolio securities	(300,000)
Proceeds from sales of portfolio securities	9,371,105
Net Cash Provided by Operating Activities		16,225,192
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(13,988,475)
Redemptions of Auction Preferred Stock	(25,800,000)
Interest and expense related to floating rate notes issued paid	(418,971)
Net Cash Used in Financing Activities		(40,207,446)
Decrease in cash		(23,982,254)
Cash at beginning of period		21,787,371
Cash overdraft at end of period		(2,194,883)
Reconciliation of Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common
Shareholders Resulting From Operations		45,069,163
Adjustments to reconcile net increase in net assets applicable to
Common Shareholders resulting from operations to
net cash provided by operating activities ($):
Decrease in investments in securities, at cost		4,860,954
Increase in receivable for investment securites sold		(2,060,917)
Decrease in payable for investment securities purchased		(206,371)
Decrease in interest receivable		164,165
Decrease in commissions payable and accrued expenses		(26,895)
Increase in prepaid expenses		(23,145)
Increase in Due to The Dreyfus Corporation and affiliates		6,752
Increase in dividends payable to Preferred Shareholders		273
Interest and expense related to floating rate notes issued		291,138
Net unrealized appreciation on investments		(32,359,856)
Net amortization of premiums on investments		509,931
Net Cash Provided by Operating Activities		16,225,192
Supplemental disclosure cash flow information ($):
Non-cash financing activities:
Reinvestment of dividends		—

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Operations ($):
Investment income—net	13,188,370	26,041,267
Net realized gain (loss) on investments	(426,422)	(1,160,410)
Net unrealized appreciation
(depreciation) on investments	32,359,856	(63,578,931)
Dividends to Preferred Shareholders	(52,641)	(230,731)
Net Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations	45,069,163	(38,928,805)
Dividends to Common Shareholders from ($):
Investment income—net	(13,988,475)	(27,963,142)
Capital Stock Transactions ($):
Dividends reinvested	—	878,286
Total Increase (Decrease) in Net Assets
Applicable to Common Shareholders	31,080,688	(66,013,661)
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	389,692,272	455,705,933
End of Period	420,772,960	389,692,272
Undistributed investment income—net	4,020,041	4,872,787
Capital Share Transactions (Common Shares):
Increase in Common Shares Outstanding
as a Result of Dividends Reinvested	—	96,975

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
	May 31, 2014		Year Ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	7.94	9.30	8.10	7.87	7.93	6.76
Investment Operations:
Investment income—net[a]	.27	.53	.55	.57	.59	.64
Net realized and unrealized
gain (loss) on investments	.65	(1.31)	1.23	.24	(.10)	1.02
Dividends to Preferred
Shareholders from
investment income—net	(.00)[b]	(.01)	(.01)	(.01)	(.01)	(.03)
Total from
Investment Operations	.92	(.79)	1.77	.80	.48	1.63
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.29)	(.57)	(.57)	(.57)	(.54)	(.46)
Net asset value, end of period	8.57	7.94	9.30	8.10	7.87	7.93
Market value, end of period	8.17	7.31	9.79	8.39	7.94	7.58
Total Return (%)[c]	15.89 [d]	(20.01)	24.46	13.67	11.95	46.74

Six Months Ended
May 31, 2014				Year Ended November 30,
(Unaudited)			2013	2012	2011	2010	2009
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[e]	1.22	[f]	1.24	1.23	1.30	1.30	1.37
Ratio of net expenses
to average net assets
applicable to Common Stock[e]	1.10	[f]	1.11	1.07	1.16	1.16	1.21
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[e]	.15	[f]	.11	.10	.10	.07	.01
Ratio of net investment income
to average net assets applicable
to Common Stock[e]	6.60	[f]	6.21	6.22	7.36	7.30	8.65
Ratio of total expenses
to total average net assets	.99	[f]	.94	.93	.95	.91	.90
Ratio of net expenses
to total average net assets	.89	[f]	.84	.81	.85	.81	.80
Ratio of interest and expense
related to floating rate notes
issued to total average net assets .12[f]			.08	.07	.07	.05	.01
Ratio of net investment income
to total average net assets	5.31	[f]	4.70	4.69	5.36	5.11	5.68
Portfolio Turnover Rate	1.37	[d]	20.27	15.99	20.50	25.94	31.59
Asset coverage of Preferred Stock,
end of period	552		428	427	383	356	307
Net Assets, applicable to
Common Shareholders,
end of period ($ x 1,000)	420,773		389,692	455,706	394,955	382,293	384,457
Preferred Stock outstanding,
end of period ($ x 1,000)	93,000		118,800	139,500	139,500	149,475	186,000
Floating Rate Notes outstanding,
end of period ($ x 1,000)	103,469		103,469	57,129	57,129	46,540	5,000

a	Based on average common shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Calculated based on market value.
d	Not annualized.
e	Does not reflect the effect of dividends to Preferred Shareholders.
f	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange Amex (the “NYSE”) under the ticker symbol DSM.

The fund has outstanding 1,240 shares each of Series A, Series B and Series C, for a total of 3,720 shares, of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors.The holders of APS will vote as a separate class on certain other matters, as required by law.The fund’s Board of Directors (the “Board”) has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

On February 11, 2013, the Board authorized the fund to redeem up to 25% of the original amount of the fund’s outstanding APS, subject to market, regulatory and other conditions and factors, over a period of up to approximately twelve months.

During the period ended May 31, 2014, the fund redeemed the following APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
A	344	8,600,000	December 31, 2013
B	344	8,600,000	January 2, 2014
C	344	8,600,000	December 30, 2013
Total	1,032	25,800,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	610,283,385	—	610,283,385
Liabilities ($)
Floating Rate Notes††	—	(103,468,507)	—	(103,468,507)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund's liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to Common Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, unless such Common Shareholder elects to receive cash as provided below, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price or if a cash dividend only is declared, Computershare Shareowner Services LLC (“Computershare”), the fund’s transfer agent, will buy fund shares in the open market.

On May 29, 2014, the Board declared a cash dividend of $.0475 per share from investment income-net, payable on June 30, 2014 to Common Shareholders of record as of the close of business on June 13, 2014.

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2014, for each Series of APS were as follows: Series A-0.131%, Series B-0.131% and Series C-0.131%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received.The average dividend rates for the period ended May 31, 2014 for each Series of APS were as follows: Series A-0.11%, Series B-0.11% and Series C-0.11%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre enactment losses may be more likely to expire unused.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $55,460,352 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2013. If not applied, $1,427,978 of the carryover expires in fiscal year 2015, $5,522,685 expires in fiscal year 2016, $20,261,695 expires in fiscal year 2017, $5,075,623 expires in fiscal year 2018 and $21,871,958 expires in fiscal year 2019.The fund has $1,239,494 of post-enactment short-term capital losses and $60,919 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: tax-exempt income $28,029,623 and ordinary income $164,250.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) The fee payable by the fund, pursuant to the provisions of an Investment Advisory Agreement with the Manager, is payable monthly based on an annual rate of .50% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding).The fund also has an Administration Agreement with Dreyfus and a Custody Agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of Dreyfus.The fund pays in the aggregate for administration, custody and transfer agency services a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). All out of pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

The Manager has currently undertaken, from December 1, 2013 through November 30, 2014, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $248,401 during the period ended May 31, 2014.

(b) The fund compensates the Custodian, under a Custody Agreement for providing custodial services for the fund. These fees are determined based on net assets and transactions activity. During the period ended May 31, 2014, the fund was charged $1,385, pursuant to the Custody Agreement.

The fund has an arrangement with the Custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $216,587,Administration fees $108,293, Custodian fees $497 and Chief Compliance Officer fees $1,472, which are offset against an expense reimbursement currently in effect in the amount of $43,317.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2014, amounted to $6,697,490 and $11,432,022, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).TheTrust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the Trust, after payment of interest on the other securities and various expenses of the Trust.An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis.These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates.When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust.A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”).When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, the fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2014 was approximately $103,468,500, with a related weighted average annualized interest rate of .56%.

At May 31, 2014, accumulated net unrealized appreciation on investments was $53,729,554, consisting of $60,830,223 gross unrealized appreciation and $7,100,669 gross unrealized depreciation.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

NOTES

The Fund 39

NOTES

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

The fund’s net asset value appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; andWall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 41

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        None

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The following information is as of May 31, 2014, the date of the filing of this report:

          Daniel A. Barton and Steven Harvey manage the Registrant.

(a)               (2)  The following information is as of the Registrant’s most recently completed fiscal year, except where otherwise noted:

Portfolio Managers. The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board members.  The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities.  The Fund's portfolio managers are Daniel Barton and Steven Harvey.  The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

Portfolio Manager Compensation.  The portfolio managers' compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term).  Each Fund's portfolio managers are compensated by Dreyfus or its affiliates and not by the Fund.  Funding for the Standish Mellon Asset Management Company LLC (Standish) Incentive Plan is through a pre-determined fixed percentage of overall company profitability.  Therefore, all bonus awards are based initially on Standish's overall performance as opposed to the performance of a single product or group.  All investment professionals are eligible to receive incentive awards.  Cash awards are payable in the February month end pay of the following year.  Most of the awards granted have some portion deferred for three years in the form of deferred cash, The Bank of New York Mellon equity, investment vehicle (consisting of investments in a  range of Standish Products), or a combination of the above. Individual awards for portfolio managers are discretionary, based on both benchmarks and peer comparisons over one year, three year and five year periods.  Also considered in determining individual awards are team participation and general contributions to Standish.  Individual objectives and goals established at the beginning of each calendar year and are taken into account.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon's Elective Deferred Compensation Plan.

Additional Information About Portfolio Managers.  The following table lists the number and types of other accounts advised by the Fund’s primary portfolio manager and assets under management in those accounts as of the end of the Fund’s fiscal year:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed

Daniel Barton	6	$2.4 Billion	0	$0	0	$0

Steven Harvey	7	$3.4 Billion	0	$0	18	$202 Million

None of the funds or accounts are subject to a performance-based advisory fee.

            The dollar range of Fund shares beneficially owned by the primary portfolio managers is as follows as of the end of the Fund’s fiscal year:

Portfolio Manager	Registrant Name	Dollar Range of Registrant Shares Beneficially Owned
Dan Barton	Dreyfus Strategic Municipal Bond Fund, Inc.	None
Steven Harvey	Dreyfus Strategic Municipal Bond Fund, Inc.	None

Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer.  Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus.   Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund.  In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund.  For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts.  The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

            Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting Dreyfus’ fiduciary obligation to treat all clients fairly.  Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics.  Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        None

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)